Stock Option Plan (Detail Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Samplings	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power of common stock	10.00%
Vested period of stock option	5 years
Percentage of exercise price to market value of common stock	100.00%
Total fair value of stock option awards vested	$ 109,000	$ 40,000
Fair value of options granted to employees	79,000
Number of common stock, shares authorized					1,000,000
Maximum percentage of fair market of a share of common stock	110.00%
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option granted	10 years		10 years
Percentage of voting power of common stock			10.00%
Vested period of stock option			5 years
Percentage of exercise price to market value of common stock			100.00%
Total fair value of stock option awards vested			122,000	76,000
Fair value of options granted to employees			79,000
Number of expected sampling volatility of companies			5
Weighted-average vesting period			2 years 5 months 12 days
Maximum percentage of fair market of a share of common stock			110.00%
Unrecognized estimated employee compensation cost	37,000		98,000
Weighted-average fair value on the grant date of options granted to employees			$ 0.30
2010 Stock Option Plan (the "Plan") | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock-based compensation cost	$ 89,000	$ 31,000	$ 125,000	$ 57,000
Weighted-average vesting period	1 year 7 months 24 days